Recently Adopted Accounting Standards- Additional Information (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets		₩ 709,396	₩ 654,449
Lease liabilities	₩ 663,827	712,740
Expenses related to short-term leases	66,548
Expenses related to low-value assets	₩ 4,676
Weighted average incremental borrowing rate	2.11%
IFRS16 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets		709,396
Lease liabilities		712,740
Depreciation, right-of-use assets		360,606
Interest costs on leases		15,471
Expenses related to short-term leases		140,991
Expenses related to low-value assets		3,267
Operating lease income		163,355
Income relating to variable lease payments		₩ 20,101